CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
CURRENT ASSETS:
Cash and cash equivalents		$ 12,956	$ 15,301	[1]
Restricted cash		32	10
Trade receivables		317	1,091
Other receivables and prepaid expenses		1,565	2,064
Deferred expenses related to issuance of warrants		551	1,304
Inventories		210	1,819
Total current assets		15,631	21,589
LONG-TERM ASSETS:
Long-term deposits and other receivables		571	12
Investment accounted for using the equity method		43	82
Deferred expenses related to issuance of warrants		1,165	1,735
Right-of-use-assets		1,824	2,447
Property, plant and equipment, net		812	1,804
Intangible assets, net		0	12,195
Total long term assets		4,415	18,275
TOTAL ASSETS		20,046	39,864
CURRENT LIABILITIES:
Trade payables	[2]	639	1,228
Employees and payroll accruals		861	1,869
Lease liabilities		716	589
Liabilities in respect of government grants		56	323
Deferred revenues and other advances		17	360
Warrants and pre-funded warrants liability		706	2,876
Convertible SAFE		0	10,371
Other payables		449	1,079
Total current liabilities		3,444	18,695
LONG-TERM LIABILITIES:
Lease liability		1,482	1,914
Liabilities in respect of government grants		3,073	4,327
Deferred revenues and other advances		72	90
Total non-current liabilities		4,627	6,331
TOTAL LIABILITIES		8,071	25,026
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.2 par value:Authorized – 30,000,000 ordinary shares; Issued and outstanding – 8,718,193 ordinary shares on December 31, 2025 and 6,514,589 ordinary shares on December 31, 2024		488	363
Share premium and other capital reserves		281,986	272,257
Accumulated deficit		(282,556)	(274,071)
Equity attributable to equity holders of the Company		(82)	(1,451)
Non-controlling interests		12,057	16,289
TOTAL EQUITY		11,975	14,838
TOTAL LIABILITIES AND EQUITY		$ 20,046	$ 39,864

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.